Inventories (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	$ 913	$ 694
Finished goods	1,050	506
Inventories	$ 1,963	$ 1,200